SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Year end | CAD : USD
Exchange rate to USD	0.8022	0.7610	0.7458
Year end | RMB : USD
Exchange rate to USD	0.1503	0.1499	0.1574
Year end | HKD: USD
Exchange rate to USD	0.1280	0.1290	0.1290
Average Yearly | CAD : USD
Exchange rate to USD	0.7610	0.7545	0.8145
Average Yearly | RMB : USD
Exchange rate to USD	0.1468	0.1531	0.1625
Average Yearly | HKD: USD
Exchange rate to USD	0.1285	0.1289	0.1290